Amount Due From/To Related Parties (Details) - Schedule of Due to Shareholders and Related Parties - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Due to shareholders	$ 633,575	$ 1,097,497
Due to related parties	12,209,271
Amount due to shareholders and related parties	12,842,846	1,097,497
Edgard Maroun [Member]
Disclosure of transactions between related parties [line items]
Due to shareholders	371,426	606,816
Elias Habib [Member]
Disclosure of transactions between related parties [line items]
Due to shareholders	262,149	490,681
Gulf DTH FZ LLC [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	$ 12,209,271